Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures
Acquisitions and Divestitures

(2) Acquisitions and Divestitures

On August 7, 2013, Cardtronics Europe Limited (“Cardtronics Europe”), a newly formed wholly-owned subsidiary of the Company, entered into, and consummated the transactions contemplated by, the Share Sale and Purchase Agreement (the “Purchase Agreement”) including the purchase of all of the outstanding shares issued by Cardpoint Limited (“Cardpoint”) from Payzone Ventures Limited (the “Seller”) and the individuals named as warrantors in the Purchase Agreement.

Pursuant to the Purchase Agreement, Cardtronics Europe acquired all of the outstanding shares issued by Cardpoint for purchase consideration of £100.0 million, or $153.5 million, in cash, which included the aggregate amount required to be paid (including principal and interest) in order to fully discharge all of Cardpoint’s outstanding indebtedness to the Seller at closing. Including customary working capital and other adjustments, the total amount paid for the acquisition was approximately £105.4 million, or approximately $161.8 million, at closing, which was financed through borrowings under the Company’s revolving credit facility.

As a result of the Cardpoint acquisition, the Company significantly increased the size of its European operations. Cardpoint operated approximately 7,100 ATMs in the U.K. and approximately 800 ATMs in Germany as of the acquisition date, substantially all of which were owned by Cardpoint.

On February 6, 2014, the Company acquired the majority of the assets of Automated Financial, LLC (“Automated Financial”), an Arizona-based provider of ATM services to approximately 2,100 ATMs consisting primarily of merchant-owned ATMs. The Company completed its purchase accounting for Automated Financial in February 2015, which did not result in any significant adjustments.

On October 6, 2014, the Company completed the acquisition of Welch ATM (“Welch”), an Illinois-based provider of ATM services to approximately 26,000 ATMs. The total purchase consideration was approximately $159.4 million, which included cash of $154.0 million and deferred purchase consideration of $5.4 million. In addition, many of the Welch ATMs are under contract with financial institutions to carry their brand and logo on the ATM, which has further enhanced the Company's surcharge-free product offerings.

The Welch purchase consideration was allocated to the assets acquired and liabilities assumed, including identifiable tangible and intangible assets, based on their respective fair values at the date of acquisition. The fair values of the intangible assets acquired included customer relationships valued at $52.5 million, estimated utilizing a discounted cash flow approach, with the assistance of an independent appraisal firm. The fair values of the tangible assets acquired included property, plant, and equipment valued at $11.3 million, estimated utilizing the market and cost approaches. The purchase price allocation resulted in goodwill of approximately $103.7 million, all of which has been assigned to the Company's North America reporting segment. The recognized goodwill is primarily attributable to expected synergies. All of the goodwill and intangible asset amounts are expected to be deductible for income tax purposes. The Company completed the purchase accounting for Welch in September 2015, recognizing immaterial final adjustments to the previously estimated amounts recorded for goodwill and intangibles.

On November 3, 2014, the Company completed the acquisition of Sunwin in the U.K., a subsidiary of the Co-operative Group, for aggregate cash consideration of approximately £41.5 million, or approximately $66.4 million. Sunwin’s primary business is providing secure cash logistics and ATM maintenance services to ATMs and other services to retail locations. The Company also acquired approximately 2,000 ATMs from Co-op Bank and secured an exclusive ATM placement agreement to operate ATMs at Co-operative (“Co-op”) Food locations. The Company has accounted for these transactions as if they were all related due to the timing of the transactions being completed and the dependency of the transactions on each other. The Company completed the purchase accounting for Sunwin in June 2015, recognizing immaterial final adjustments to the preliminary opening balance sheet and the settlement of final working capital adjustments.

On July 1, 2015, the Company completed the divestiture of its retail cash-in-transit operation in the U.K. This business component, which mainly relates to the collection of cash by couriers at retail locations, was originally acquired through the Sunwin acquisition discussed above and not deemed to be a core part of the Company’s on-going strategy. A portion of the estimated proceeds from the sale are subject to certain conditions related to customer transition and other matters, and as a result, the Company had recorded the estimated fair value of the consideration of approximately £24.9 million, or approximately $39 million, as of December 31, 2015. Of the amount expected to be received, £20.2 million, or approximately $31 million, was received during the year, and £4.7 million, or approximately $7 million, was received subsequent to December 31, 2015. The net pre-tax gain recognized on this transaction was $16.6 million as of December 31, 2015. The net pre-tax gain is included in the (Gain) loss on disposal of assets line item in the accompanying Consolidated Statements of Operations. The major classes of assets and liabilities sold included: tangible assets with a carrying value of $6.8 million and goodwill and intangible assets with combined carrying values of $15.2 million. Prior to the sale, the operation was part of the Company’s Europe operating segment.

In conjunction with the U.K. divestiture activities discussed above, and to optimize the remaining ATM-related infrastructure, the Company closed six cash depots that were not part of the sale but were no longer profitable to operate based on the remaining work at these facilities. The Company wrote-off certain assets in these facilities, recording approximately $3 million in disposal losses, included in the (Gain) loss on disposal of assets line item in the accompanying Consolidated Statements of Operations. Upon exiting these facilities, the Company recognized lease exit costs of $4.5 million and employee severance costs of $4.4 million. The Company also recorded approximately $3.1 million in operating costs related to the six closed depots that were no longer profitable to operate as a result of the sale of the retail cash-in-transit operation. The costs described above and other costs totaling $15.3 million, were recorded in the third and fourth quarters of 2015 within the Acquisition and divestiture-related expense line in the accompanying Consolidated Statements of Operations.

On July 1, 2015, the Company completed the acquisition of CDS for a total purchase price of approximately $80.6 million. CDS is a leading independent transaction processor for ATM deployers and payment card issuers, providing leading-edge solutions to ATM sales and service organizations and financial institutions. CDS now operates as a separate division of the Company.

The total purchase consideration for CDS was preliminarily allocated to the assets acquired and liabilities assumed, including identifiable tangible and intangible assets, based on their respective fair values estimated at the date of acquisition. The preliminary estimated fair values of the intangible assets included the acquired customer relationships valued at $16.5 million, technology valued at $7.8 million, and other intangibles assets valued at $1.7 million. Intangible values were estimated utilizing primarily a discounted cash flow approach, with the assistance of an independent appraisal firm. The preliminary fair values of the tangible assets acquired included property, plant, and equipment and were valued at $4.6 million and estimated utilizing the market and cost approaches. The preliminary purchase price allocation resulted in goodwill of $52.7 million. This goodwill has been assigned to the Company's North America reporting segment and is primarily attributable to expected synergies. The purchase price allocation remains preliminary pending completion of the asset appraisals. All of the goodwill and intangible asset amounts are expected to be deductible for income tax purposes.